Investments - Investments Other Than Investments Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 97,254	$ 73,563
Investments	6,552	3,065	[1]
Long-term	90,702	70,498	[1]
Financial assets at amortized cost, category | At cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	24,493	24,987
Financial assets at fair value through profit or loss, category | At fair value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 72,761	$ 48,576

[1]	Adjustment to provisional amounts — refer to note 5(b).